Statements of Changes In Shareholders' Deficit (Parenthetical) - shares	1 Months Ended	9 Months Ended
	Jul. 31, 2022	Sep. 30, 2023
Subsidiary, Sale of Stock [Line Items]
Ordinary share subject to forfeiture	225,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary share subject to forfeiture		225,000